Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000129658
Average Annual Return [Line Items]
Average Annual Return, Percent	25.92%	8.93%	11.67%
Without Sales Load [Member] | C000129659
Average Annual Return [Line Items]
Average Annual Return, Percent	25.66%	8.67%	11.39%
Without Sales Load [Member] | C000169040
Average Annual Return [Line Items]
Average Annual Return, Percent	26.21%	9.13%	11.85%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	12.92%	15.12%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	12.92%	15.12%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	12.92%	15.12%
S&P Target Date 2055 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.78%	10.31%	11.80%
S&P Target Date 2055 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.78%	10.31%	11.80%
S&P Target Date 2055 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.78%	10.31%	11.80%